UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Einhorn
Title:     President
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     David Einhorn     New York, New York     August 16, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $1,192,651 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN HOME MTG INVT CORP    COM              02660R107    92415  3564000 SH       SOLE                  3564000
ARGOSY GAMING CO               COM              040228108     2036    63632 SH       SOLE                    63632
ATARI INC                      COM              04651M105     8399  3485000 SH       SOLE                  3485000
BEAZER HOMES USA INC           COM              07556Q105    40124   400000 SH       SOLE                   400000
BIOVERIS CORP                  COM              090676107     2807   337400 SH       SOLE                   337400
BOSTON COMMUNICATIONS GROUP    COM              100582105     8768   855400 SH       SOLE                   855400
CIRCUIT CITY STORE INC         COM              172737108    64750  5000000 SH       SOLE                  5000000
COUNTRYWIDE FINANCIAL CORP     COM              222372104    56217   800249 SH       SOLE                   800249
DEUTSCHE BANK AG NAMEN         ORD              D18190898    15822   200000 SH       SOLE                   200000
ENERGY CONVERSION DEVICES IN   COM              292659109     2194   194829 SH       SOLE                   194829
GENWORTH FINL INC              COM CL A         37247D106    80784  3520000 SH       SOLE                    80784
HOSPIRA INC                    COM              441060100    76217  2761500 SH       SOLE                  2761500
IDT CORP                       CL B             448947309    71285  3865800 SH       SOLE                  3865800
M D C HLDGS INC                COM              552676108   190855  3000387 SH       SOLE                  3000387
MERCER INTL INC                SH BEN INT       588056101    25094  2565830 SH       SOLE                  2565830
MI DEVS INC                    CL A SUB VTG     55304X104   126900  4700000 SH       SOLE                  4700000
NEW CENTURY FINANCIAL CORP     COM              64352D101   155911  3330000 SH       SOLE                  3330000
NORTH AMERN SCIENTIFIC INC     COM              65715D100     4184   498100 SH       SOLE                   498100
NRG ENERGY INC                 COM NEW          629377508     1844    74363 SH       SOLE                    74363
PATINA OIL & GAS CORP          COM              703224105    98571  3300012 SH       SOLE                  3300012
STATE AUTO FINL CORP           COM              855707105     8368   272400 SH       SOLE                   272400
VIAD CORP		       COM	        92552R109     6873   237750 SH       SOLE                   237750
WASHINGTON GROUP INTL INC      COM NEW          938862208    31355   873629 SH       SOLE                   873629
WELLCHOICE INC                 COM              949475107    20878   504300 SH       SOLE                   504300